Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summary of Significant Accounting Policies (Textual)
Amortization related mortgage servicing rights totaling	$ 12,000	$ 13,000
Servicing mortgage loans	10,300,000	10,800,000
Loan sold under FHLB Program	929,000
Average loan serviced	10,400,000
Servicing fees	$ 17,000	$ 19,000
Fixed-rate mortgage loans with terms	30 years
Mortgage loans on real estate	95.00%
Loan-to-value, percentage	80.00%
Mortgage loans on real estate alternate percentage	90.00%
Funding target attainment percentage		89.50%
Deferred compensation	$ 1,000	$ 1,000
Liabilities totaled	47,000	45,000
Repayment of a loan	991,000	1,200,000
Expense for ESOP	$ 188,000	$ 213,000
Total shares surrendered plan totaled	66,286	84,961
Amounts contributed ESOP	$ 280,000	$ 280,000
Valuation adjustments	37,000	171,000
Fair value less costs to sell, carrying amount	5,000	182,000
Write-down	38,000	51,000
Deposits from related parties	1,900,000	2,900,000
Increase retained earnings	441,000
Inputs for determining fair value	$ 84,000	$ 0
Multi Family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies (Textual)
Fixed-rate mortgage loans with terms	25 years
Mortgage loans on real estate alternate percentage	80.00%
Loans to Qualified Borrowers [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Loans Secured by Savings [Member]
Summary of Significant Accounting Policies (Textual)
Loan-to-value, percentage	90.00%
Construction Loans [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	80.00%
Employee Stock Ownership Plan [Member]
Summary of Significant Accounting Policies (Textual)
Total shares surrendered plan totaled	156,700	155,794
Pentegra DB Plan [Member]
Summary of Significant Accounting Policies (Textual)
Plan contributions			$ 153,200,000	$ 163,100,000
Plan contributions, percentage	5.00%	5.00%
Expense related plans totaling	$ 957,000	$ 695,000
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Textual)
Fair value, total	$ 82,000	$ 87,000
First Mortgage [Member]
Summary of Significant Accounting Policies (Textual)
Mortgage loans on real estate alternate percentage	80.00%